Leases (Details) - Schedule of future lease payments under operating leases $ in Thousands	Dec. 31, 2019 USD ($)
Leases Abstract
2020	$ 422
2021	365
2022	347
2023	346
2024	86
Total future lease payments	1,566
Less imputed interest	(148)
Total lease liability balance	$ 1,418